Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income		$ 790,192	$ 479,451	$ 542,141
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for (reversal of) credit losses		68,871	136,685	189,079
Depreciation, amortization, and accretion, net		57,389	60,408	93,458
Deferred income tax expense (benefit)		31,891	19,371	16,837
Originations of loans held for sale		(7,823,113)	(6,179,459)	(600,671)
Proceeds from sales of loans held for sale		7,818,137	6,151,247	945,944
Gain on sales of loans held for sale, net		(11,414)	(9,657)	(9,700)
(Increase) decrease in other assets		14,054	(389,458)	(285,823)
Increase (decrease) in other liabilities		(303,659)	265,561	244,335
Investment securities (gains) losses, net		(704)	256,660	76,718
Share-based compensation expense		34,144	32,049	32,224
Loss on sales of loans		0	0	50,064
Loss (gain) on early extinguishment of long-term debt		1,344	0	(5,400)
Net gain on sales of other real estate and other assets held for sale		(1,058)	(1,828)	(4,654)
Other		0	0	(1,929)
Net cash provided by (used in) operating activities		676,074	821,030	1,282,623
Investing Activities
Net cash received (paid) for business combination and divestiture		0	0	8,359
Proceeds from maturities and principal collections of investment securities held to maturity		237,667	187,046	0
Proceeds from maturities and principal collections of investment securities available for sale		621,799	614,733	937,967
Proceeds from sales of investment securities available for sale		222,593	1,365,923	1,301,520
Purchases of investment securities available for sale		(409,656)	(2,640,980)	(2,150,430)
Net proceeds from sales of loans		25,157	37,453	1,651,154
Purchases of loans		0	0	(10,623)
Net (increase) decrease in loans		(2,134,511)	615,363	(1,524,681)
Net (purchases) redemptions of Federal Reserve Bank stock		(517)	(12,655)	(5,081)
Net (purchases) redemptions of Federal Home Loan Bank stock		(35,895)	33,225	128,458
Net (purchases) proceeds from settlement of bank-owned life insurance policies		16,807	6,496	8,773
Net increase in premises, equipment and software		(33,185)	(56,152)	(32,207)
Proceeds from sales of other real estate and other assets held for sale		4,549	27,119	10,757
Net cash provided by (used in) investing activities		(1,485,192)	177,571	323,966
Financing Activities
Net increase (decrease) in deposits		215,941	343,683	1,858,349
Net increase (decrease) in federal funds purchased and securities sold under repurchase agreements		(82,880)	(57,346)	42,486
Net increase (decrease) in other short-term borrowings		0	(3,496)	(599,888)
Repayments and redemption of long-term debt		(1,951,345)	(1,850,000)	(5,404,731)
Proceeds from long-term debt, net		2,645,921	1,646,791	3,220,912
Dividends paid to common shareholders		(270,821)	(220,128)	(216,061)
Dividends paid to preferred shareholders		(45,325)	(40,696)	(35,950)
Issuances, net of taxes paid, under equity compensation plans		(16,428)	(2,505)	1,940
Repurchase of common stock		(142,227)	(272,343)	0
Net cash provided by (used in) financing activities		352,836	(456,040)	(1,132,943)
Increase (decrease) in cash and cash equivalents including restricted cash		(456,282)	542,561	473,646
Cash, cash equivalents, and restricted cash at beginning of year		2,993,987	2,451,426	1,977,780
Cash, cash equivalents, and restricted cash at end of year		2,537,705	2,993,987	2,451,426
Supplemental Disclosures
Interest paid	[1]	1,274,093	1,467,099	1,112,905
Non-cash Activities:
Early surrender of BOLI policies		220,247	0	0
Loans foreclosed and transferred to other real estate		22,488	21,992	0
Investment securities transferred from available for sale to held to maturity		0	2,715,635	0
Settlement of acquired debt		$ 0	$ 0	$ 31,109

[1]	Disclosures of income taxes paid are presented in Note 16 - Income Taxes pursuant to our adoption of ASU 2023-09. Refer to Note 1 - Summary of Significant Accounting Policies for additional information related to our adoption of this ASU